Subsequent Events: (Details Textual) - USD ($)				1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 05, 2015	Oct. 09, 2015	Feb. 09, 2015	Nov. 13, 2015	Feb. 28, 2015	Feb. 28, 2013	Mar. 31, 2015	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Jan. 06, 2016	Mar. 26, 2015
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted								4,607,106		1,637,000
Technology Services Costs					$ 600,000	$ 266,666		$ 1,852,428
Reimbursement Of Third Party Expense					(150,000)
Investor [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities							2,580,606
Class of Warrant or Right, Number of Securities Called by Warrants or Rights												180,558
Warrant Holder [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			1,325,000
Blanchette Rockefeller Neurosciences Institute [Member]
Subsequent Event [Line Items]
Due to Other Related Parties					$ (2,400,000)
Other Cost of Services (per month)									$ (200,000)
Technology Services Costs										$ 600,000
Payments for Fees							$ 200,000			$ 400,000
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted										1,637,000
Series A Preferred Stock [Member] | Investor [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted							2,580,606
Series A Preferred Stock [Member] | Warrant Holder [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted			1,325,000
Placement Agent [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											32,941
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.01
Placement Agent [Member] | Warrant Holder [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											330,515
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.01
Subsequent Event [Member]
Subsequent Event [Line Items]
Estimated Budget For Services		$ 11,600,000
Payments for Advance to Affiliate		$ 200,000
Service Fees	$ 928,000
Pass Through Expenses	268,000
Investigator And Institute fees	$ 680,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities				99,000
Subsequent Event [Member] | Series A Preferred Stock [Member] | Warrant Holder [Member]
Subsequent Event [Line Items]
Conversion of Stock, Shares Converted				99,000